NOTES PAYABLE - RELATED PARTY	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
NOTES PAYABLE-RELATED PARTY
NOTE 6 NOTES PAYABLE – RELATED PARTY

In July 2014, the Company entered into a note agreement for $500,000 with Spring Forth Investments, LLC a company owned by Mr. David Spafford, a director. The original maturity date for the note was July 18, 2015, which was extended by the Company to July 18, 2016 by giving notice and paying an extension fee of $10,000. The note was again extended by the Company to July 18, 2017. The note pays interest only on a monthly basis at an annual rate of 20% with the full principal of $500,000 due at maturity. The Company prepaid the last three months of interest for a total of $25,000 at the time of issuance of the note. As additional consideration for the note, the Company issued 4,000,000 Series D preferred stock units (which were separable into 4,000,000 shares of Series D preferred stock, 20,000 Class A warrants to purchase 1 share of common stock at $268.8 million per share and 20,000 Class B warrants to purchase 1 share of common stock at $268.8 million per share) at a value of $100,000 or $0.025 per unit. The 4,000,000 shares of Series D Preferred Stock were converted into 1 share of common stock. The Series D preferred stock units were accounted as a debt discount which has been fully amortized.

NOTE 9    NOTES PAYABLE—RELATED PARTY

In July 2014, the Company entered into a note agreement for $500,000 with Spring Forth Investments, LLC a company owned by Mr. David Spafford, a director. The original maturity date for the note was July 18, 2015, which was extended by the Company to July 18, 2016 by giving notice and paying an extension fee of $10,000. It was extended again by the Company to July 18, 2017. The note pays interest at an annual rate of 20% and is paid monthly. The Company prepaid the last three months of interest for a total of $25,000 at the time of issuance of the note. The Company paid $66,667 and $100,000 in interest to Spring Forth Investments, LLC for the years ended December 31, 2016 and 2015, respectively.

In February 2015, the Company entered into another loan agreement for $250,000 with Spring Forth Investments, LLC. The loan had an interest rate of twelve percent (12%) per year and matured the earlier of (i) 90 days from the date of the loan agreement, or (ii) five days after the closing of a registered public offering of securities of the Company. In April 2015, the Company paid off the note along with the accrued interest in the amount of $4,192 and a termination fee of $12,500.